RELATED PARTY TRANSACTIONS - Narative (Q2) (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Aug. 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to Related Parties		$ 30,282		$ 30,282			$ 979,174	$ 907,377
Property Management Fees (as a percent)				1.50%			1.50%
Revenue from Contract with Customer, Including Assessed Tax		5,896,266	$ 4,383,966	$ 11,781,711	$ 7,841,944
Leasing Commissions And Fees, Percentage				6.00%			6.00%
Leasing Commission Fee, Renewal Rate				3.00%			3.00%
Common Class C
Related Party Transaction [Line Items]
Stock Issued During Period		$ 55,000	$ 43,215	$ 105,000	$ 81,405
Stock Issued During Period (in shares)		5,414	4,300	10,335	8,100
Sponsor
Related Party Transaction [Line Items]
Reimbursements Expense				$ (40,915)
Organizational And Offering Costs Incurred				8,815,104
Employment Contracts
Related Party Transaction [Line Items]
Reimbursements Expense				$ 99,945
Advisor
Related Party Transaction [Line Items]
Financing Coordination Fees Percentage (as a percent)				1.00%			1.00%
Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Accrual organization and offering cost		$ 5,092,718		$ 5,092,718			$ 4,215,004
Maximum liability for organizational and offering costs				5,120,687			1,503,062	1,986,147
Due to Related Parties		27,969		27,969			$ 13,168	15,945
Related Party Transaction Expenses		0	$ 386,053	$ 0	$ 816,297
Reimbursable organizational and offering expenses | Sponsor
Related Party Transaction [Line Items]
Gross Offering Proceeds Percentage				3.00%			0.00%
Waiver of Assets Management Fees
Related Party Transaction [Line Items]
Maximum liability for organizational and offering costs							$ 0	143,540
Due to Related Parties							$ 0	0
Payroll expense reimbursements with Related Party		0			0			143,540
Management Fees Waive Percentage (as a percent)				0.025%			0.025%
Waiver of Assets Management Fees | Advisor
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		47,977	47,977	$ 95,953	95,953
Financing coordination fees
Related Party Transaction [Line Items]
Maximum liability for organizational and offering costs							$ 262,050	326,600
Due to Related Parties		0		0			0	0
Related Party Transaction Expenses		0	0	63,500	209,550
Asset Management Fees
Related Party Transaction [Line Items]
Maximum liability for organizational and offering costs							2,004,760	872,281
Due to Related Parties		0		0			0	567,661
Payroll expense reimbursements with Related Party		680,018	477,915	1,360,037	879,230
Related Party Transaction Expenses		680,019	477,915	1,360,037	879,230
Subordinated participation fees
Related Party Transaction [Line Items]
Maximum liability for organizational and offering costs							839,050	315,802
Due to Related Parties		0		0			$ 839,050	$ 315,802
Related Party Transaction Expenses		0	0	0	0
Sponsor reimbursement
Related Party Transaction [Line Items]
Payroll expense reimbursements with Related Party		$ 143,997	$ 242,416	$ 272,911	$ 553,508
Advisor fees, Acquisition fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate	0.10%			3.00%		3.00%	0.10%
Property Selling Fee [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate				3.00%			3.00%
Disposition Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate				6.00%			6.00%
Maximum | Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Due to Related Parties							$ 4,228,172
Maximum | Advisor fees, Acquisition fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate				6.00%			6.00%